Shareholders’ Deficiency (Tables)	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of ordinary share capital
	June 30, 2021		December 31, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited
	Number of shares
Ordinary Shares with no par value	47,800,000	18,756,570	47,800,000	18,494,739

Schedule of status of the company’s option plan
	Number of options	Weighted average exercise price	Aggregate intrinsic value
	Unaudited

Outstanding at beginning of period	2,193,392	5.72	$9,263
Granted	56,000	10.07	58
Exercised	(43,866)	6.42	227
Forfeited and cancelled	(7,573)	6.62	19

Outstanding at end of period	2,197,953	5.82	7,387

Exercisable options	1,473,947	5.01	5,997

Vested and expected to vest	2,197,953	5.82	7,387

Schedule of the total equity-based compensation expense related to all of the company’s equity-based awards recognized
	Six months ended June 30,
	2021	2020
	Unaudited

Research and development	$1,013	$762
Market and business development	162	58
General and administrative	1,063	1,437

Total share-based compensation expense	$2,238	$2,257

Schedule of options outstanding
Exercise price	Options outstanding as of June 30, 2021	Weighted average exercise price	Weighted average remaining contractual term	Options exercisable as of June 30, 2021	Weighted average exercise price	Weighted average remaining contractual term
			(years)			(years)

*)0.22	245,535	*)0.22	1.72	245,535	*)0.22	1.72
1.75	107,904	1.75	1.72	107,904	1.75	1.72
3.59	83,503	3.59	2.26	83,503	3.59	2.26
5.07	253,722	5.07	3.00	253,722	5.07	3.00
9.23	199,930	9.23	4.07	199,930	9.23	4.07
3.10	26,959	3.10	4.94	26,959	3.10	4.94
3.93	51,385	3.93	5.48	51,385	3.93	5.48
4.10	20,914	4.10	5.69	20,914	4.10	5.69
4.18	1,195	4.18	5.90	1,195	4.18	5.90
7.70	59,345	7.70	6.34	59,345	7.70	6.34
8.42	7,589	8.42	7.28	6,625	8.42	7.28
8.65	14,340	8.65	7.11	12,840	8.65	7.11
8.02	26,290	8.02	7.73	19,611	8.02	7.73
6.80	58,731	6.80	8.62	25,222	6.80	8.62
6.62	894,511	6.62	8.96	359,257	6.62	8.96
11.04	90,100	11.04	9.37	-	11.04	-
10.07	56,000	10.07	9.62	-	10.07	-

	2,197,953	5.82	6.16	1,473,947	5.01	4.76

*)	The exercise price as per the option terms was denominated in NIS and translated to $ in the table above using the exchange rate as of the grant date. The options were granted at Ordinary Share par value.

Schedule of outstanding options granted to consultants
Grant date	Options outstanding as of June 30, 2021	Exercise price per share	Options exercisable as of June 30, 2021	Exercisable through

October 2013	5,719	$5.07	5,719	October 2023
September 2014	5,719	$5.07	5,719	September 2024
April 2016	5,975	$3.10	5,975	April 2026
December 2016	7,170	$3.93	7,170	December 2026
June 2017	197,722	$4.10	156,970	June 2027
November 2017	17,925	$7.70	17,925	November 2027
August 2019	71,700	$8.18	67,197	August 2029
June 2020	64,530	$6.62-$6.80	21,306	June 2030
April 2021	62,741	$9.57	-	April 2031

	439,201		287,981